Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2024
Registrant Name	dei_EntityRegistrantName	MFS SERIES TRUST X
Entity Central Index Key	dei_EntityCentralIndexKey	0000783740
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 10, 2024
Document Effective Date	dei_DocumentEffectiveDate	Oct. 10, 2024
EntityInvCompanyType	dei_EntityInvCompanyType	N-1A
Prospectus Date	rr_ProspectusDate	Sep. 27, 2024